Equity - Schedule of stock options outstanding and exercisable (Details)	Dec. 31, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	3,311,300	3,465,915	3,073,415
Number of stock options exercisable	3,228,300
Exercise price | $ / shares	$ 5.28	$ 5.24	$ 6.2
February 11, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	2,000
Number of stock options exercisable	2,000
Exercise price | $ / shares	$ 15.7
August 26, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	387,900
Number of stock options exercisable	387,900
Exercise price | $ / shares	$ 5.66
September 14, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	1,000,000
Number of stock options exercisable	1,000,000
Exercise price | $ / shares	$ 1.5
March 26, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	50,000
Number of stock options exercisable	50,000
Exercise price | $ / shares	$ 10
July 6, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	600,000
Number of stock options exercisable	600,000
Exercise price | $ / shares	$ 6.86
September 18, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	400,000
Number of stock options exercisable	400,000
Exercise price | $ / shares	$ 3.1
December 21, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	100,000
Number of stock options exercisable	100,000
Exercise price | $ / shares	$ 1.35
February 10, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	400,000
Number of stock options exercisable	400,000
Exercise price | $ / shares	$ 1.45
May 29, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	20,000
Number of stock options exercisable	20,000
Exercise price | $ / shares	$ 1.9
December 24, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	1,400
Number of stock options exercisable	1,400
Exercise price | $ / shares	$ 10.8
April 6, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	30,000
Number of stock options exercisable	30,000
Exercise price | $ / shares	$ 25.15
April 29, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	60,000
Number of stock options exercisable	60,000
Exercise price | $ / shares	$ 18.35
October 7, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	180,000
Number of stock options exercisable	117,000
Exercise price | $ / shares	$ 18.5
November 10, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	60,000
Number of stock options exercisable	40,000
Exercise price | $ / shares	$ 25.35
December 9, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	20,000
Number of stock options exercisable	20,000
Exercise price | $ / shares	$ 21